CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Current Assets
Cash and cash equivalents		$ 52,930	¥ 8,259,660	¥ 7,670,463
Accounts receivable, net		11,269	1,758,584	1,518,878
Accounts receivable due from related parties, net		557	86,934	1,019,357
Contract assets		1,432	223,490	436,167
Contract assets due from related parties		20,033	3,126,224	1,573,389
Inventories		121	18,902	48,629
Tax receivable		32	4,929	344,813
Prepayments and other current assets		6,579	1,026,648	1,427,733
Prepayments and other current assets due from related parties		84	13,074	18,694
Total current assets		93,037	14,518,445	14,058,123
Non-current Assets
Property and equipment, net		11,853	1,849,599	1,878,472
Operating lease right-of-use assets, net		24,572	3,834,503	3,909,012
Intangible assets, net		1,326	206,920	87,768
Long-term investments		2,031	317,000	219,649
Goodwill		1,533	239,228	197,650
Deferred offering costs		1,487	231,986	86,174
Deferred tax assets, net		6,590	1,028,394	687,365
Long-term prepayments and other non-current assets		14,182	2,213,137	1,848,634
Total non-current assets		63,574	9,920,767	8,914,724
TOTAL ASSETS		156,611	24,439,212	22,972,847
Current liabilities
Short-term borrowings		5,127	800,000
Current portion of long-term borrowings		12,957	2,021,924	1,804,164
Accounts payable		7,802	1,217,573	1,362,985
Accounts payable due to a related party		1,206	188,264	288,205
Current portion of contract liabilities		4,894	763,650	708,035
Current portion of contract liabilities due to a related party		4,144	646,603
Operating lease liabilities, current		7,729	1,206,136	881,838
Taxes payable		3,399	530,424	922,102
Accrued expenses and other current liabilities		8,898	1,388,559	1,350,327
Accrued expenses and other current liabilities due to related parties		6	873	1,547
Total current liabilities		56,162	8,764,006	7,319,203
Non-current liabilities
Long-term borrowings		16,438	2,565,203	4,273,240
Contract liabilities, non-current		5,623	877,430	723,188
Operating lease liabilities, non-current		18,458	2,880,319	3,214,665
Deferred tax liabilities, net		394	61,513
Other non-current liabilities		4,345	678,073	660,003
Total non-current liabilities		45,258	7,062,538	8,871,096
TOTAL LIABILITIES		101,420	15,826,544	16,190,299
Mezzanine equity
Redeemable ordinary shares (313,300 shares issued and outstanding as of February 28, 2025 and February 28, 2026)	[1]	2,506	391,124	71,500
TOTAL MEZZANINE EQUITY		2,506	391,124	71,500
Equity
Ordinary shares, 125,320,000 shares authorized; 58,054,490 shares issued and 55,403,490 shares outstanding as of February 28, 2025, and 58,054,490 shares issued and 55,828,614 shares outstanding as of February 28, 2026	[1]	3,076	480,000	480,000
Treasury shares, 2,337,700 and 1,912,576 shares as of February 28, 2025 and February 28, 2026, respectively	[1]	(2,632)	(410,683)	(489,121)
Additional paid-in capital		6,394	997,803	926,301
Retained earnings		43,724	6,823,084	5,540,108
Accumulated other comprehensive income		759	118,474	69,722
Total equity attributable to shareholders of the Company		51,321	8,008,678	6,527,010
Non-controlling interests		1,364	212,866	184,038
TOTAL EQUITY		52,685	8,221,544	6,711,048
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY		$ 156,611	¥ 24,439,212	¥ 22,972,847

[1]	The shares and per share information are presented on a retroactive basis to reflect the share split from 1 to 130, which became effective on March